Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount
Total Fee Amount	937.91
Total Transaction Valuation	6,126,095.7	[1]
Total Offset Amount
Net Fee	$ 937.91

[1]	Calculated solely for purposes of determining the amount of the filing fee. This amount is based upon the offer to purchase up to 250,658.580 shares of common stock, par value $0.001 per share, of Star Mountain Lower Middle-Market Capital Corp. (the “Company”), at a price equal to $24.44, which represents the Company’s unaudited net asset value as of June 30, 2025, and is used for purposes of calculating the estimated aggregate maximum purchase price for shares.